JOHN HANCOCK VARIABLE INSURANCE TRUST
P.O. BOX 9112 FARMINGDALE, NY 11735	To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction form below at hand.
	2)	Go to website www.proxyvote.com
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction form below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate boxes on the voting instruction form below.
	3)	Sign and date the voting instruction form.
	4)	Return the voting instruction form in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
E01137-Z67323 KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		For	Against	Abstain

1.	Approval of Agreement and Plan of Reorganization providing for the reorganization of Real Return Bond Trust into Bond Trust.	☐	☐	☐
(Only shareholders of Real Return Bond Trust will vote on the Proposal)

If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

E01138-Z67323

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
VOTING INSTRUCTIONS FORM REAL RETURN BOND TRUST
JOHN HANCOCK VARIABLE INSURANCE TRUST REAL RETURN BOND TRUST

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, April 14, 2016, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of February 15, 2016. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON APRIL 13, 2016 TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 14, 2016.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST
P.O. BOX 9112 FARMINGDALE, NY 11735	To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction form below at hand.
	2)	Go to website www.proxyvote.com
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction form below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate boxes on the voting instruction form below.
	3)	Sign and date the voting instruction form.
	4)	Return the voting instruction form in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
E01139-Z67323 KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		For	Against	Abstain

1.	Approval of Agreement and Plan of Reorganization providing for the reorganization of Money Market Trust B into Money Market Trust.	☐	☐	☐
(Only shareholders of Money Market Trust B will vote on the Proposal)

If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

E01140-Z67323

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
VOTING INSTRUCTIONS FORM MONEY MARKET TRUST B
JOHN HANCOCK VARIABLE INSURANCE TRUST MONEY MARKET TRUST B

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, April 14, 2016, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of February 15, 2016. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON APRIL 13, 2016 TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 14, 2016.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

STATEMENT OF ADDITIONAL INFORMATION

Dated: March 4, 2016

This Statement of Additional Information is available to the shareholders of each of the series or fund of John Hancock Variable Insurance Trust (“JHVIT”) listed below as an “Acquired Fund” in connection with the proposed reorganization providing for each combination of the Acquired Fund into the corresponding JHVIT fund listed below as an “Acquiring Fund” (each, a “Reorganization” and, together, the “Reorganizations”).

Acquired Funds	Corresponding Acquiring Funds
Money Market Trust B	Money Market Trust
Real Return Bond Trust	Bond Trust

This Statement of Additional Information is not a prospectus but should be read in conjunction with JHVIT’s Proxy Statement/Prospectus dated March 4, 2016 for the Special Meeting of Shareholders of the Acquired Funds to be held on April 14, 2016. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to JHVIT at the address above or by calling the following toll free telephone number: (800) 344-1029.

TABLE OF CONTENTS

Statement of Additional Information of JHVIT dated April 27, 2015, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2014, relating to the Acquired Funds and the Acquiring Funds.

Unaudited Financial Statements of JHVIT for the six-month period ended June 30, 2015 relating to the Acquired Funds and the Acquiring Funds.

Pro forma Financial Information for each Reorganization.

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-04146):

1.	The Statement of Additional Information of JHVIT dated April 27, 2015, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

2.	The Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2014, relating to the Acquired Funds and the Acquiring Funds, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHVIT’s Annual Report to Shareholders dated December 31, 2014 filed with the SEC on Form N-CSR on March 5, 2015, insofar as such financial statements and report relate to the Acquired Funds and the Acquiring Funds.

3.	The Unaudited Financial Statements of JHVIT for the six-month period ended June 30, 2015, relating to the Acquired Funds and Acquiring Funds, are incorporated by reference to JHVIT’s Semiannual Report to Shareholders dated June 30, 2015 filed with the SEC on Form N-CSR on September 1, 2015, insofar as such financial statements related to the Acquired Funds and Acquiring Funds.

PRO FORMA FINANCIAL INFORMATION

Combination of Money Market Trust B into Money Market Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders and the unaudited Semiannual Report to Shareholders of Money Market Trust B and Money Market Trust for the periods ended December 31, 2014 and June 30, 2015, respectively, which are on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2015 is intended to present ratios and supplemental data as if the merger of Money Market Trust B, or Acquired Fund, into Money Market Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at June 30, 2015. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a government money market fund.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodian. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.50% and 0.48%, respectively, for the 12-month period ended June 30, 2015. In addition, in connection with the conversion of each Fund to a government money market fund, the Board approved a reduction in each Fund’s management fee rate effective April 6, 2016 that would apply the following management fee schedule to each Fund:

Money Market Trust B (Acquired Fund)*	Money Market Trust (Acquiring Fund)*

0.500% — first $500 million;
0.425% — next $250 million;
0.375% — next $250 million;
0.350% — next $500 million;
0.325% — next $500 million;
0.300% — next $500 million; and
0.275% — excess over $2.5 billion.

*	The Funds’ management fee is based on the aggregate net assets of the Acquired Fund, Acquiring Fund and John Hancock Money Market Fund, a series of John Hancock Current Interest.

Assuming that the management fee rate reduction described above had been in effect for the 12-month period ended June 30, 2015, both the Acquired Fund and Acquiring Fund would have had an effective advisory fee rate of 0.36% for that period.

As of June 30, 2015, the net assets of: (i) the Acquired Fund were $381,364,297; and (ii) the Acquiring Fund were $1,962,224,682. The net assets of the combined fund as of June 30, 2015 would have been $2,343,587,199, reflecting a combined net reduction of $1,780 consisting of an estimated $115,310 due to reimbursement from the adviser and $117,090 due to estimated reorganization costs (legal, accounting, printing, and solicitation and tabulation of proxies).

On a pro forma basis, for the 12-month period ended June 30, 2015, and assuming that the management fee rate reduction described above had been in effect for the entire period, this proposed reorganization would result in no change to the combined management fees charged, and a decrease in combined other operating expenses (including audit fees) of $32,863, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Acquired Fund. At June 30, 2015, Money Market Trust B and Money Market Trust did not have any capital loss carryforwards. Even if the Funds did have capital loss carryforwards it would not be relevant to the tax treatment of the contract holders.

The estimated reorganization costs of $117,090 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne as follows: the Acquired Fund will bear 100% of the such expenses, except that because of the obligation of John Hancock Investment Management Services, LLC (“JHIMS”), the Funds’ investment advisor, to reimburse certain expenses of the Acquired Fund, JHIMS ultimately will bear all of the expenses of the Reorganization (other than any brokerage commissions and other transaction costs, if any). If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Real Return Bond Trust into Bond Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders and the unaudited Semiannual Report to Shareholders of Real Return Bond Trust and Bond Trust for the periods ended December 31, 2014 and June 30, 2015, respectively, which are on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2015 is intended to present ratios and supplemental data as if the merger of Real Return Bond Trust, or Acquired Fund, into Bond Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at June 30, 2015. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which invests in fixed-income securities.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodian. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.70% and 0.56%, respectively, for the 12-month period ended June 30, 2015.

As of June 30, 2015, the net assets of: (i) the Acquired Fund were $84,426,193; and (ii) the Acquiring Fund were $10,250,941,403. The net assets of the combined fund as of June 30, 2015 would have been $10,335,036,428, reflecting a reduction of $331,168 due to estimated reorganization costs (legal, accounting, printing, and solicitation and tabulation of proxies).

On a pro forma basis, for the 12-month period ended June 30, 2015, this proposed reorganization would result in a $122,754 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including audit fees) of $84,362, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Acquired Fund. At June 30, 2015, Real Return Bond Trust and Bond Trust did not have any capital loss carryforwards. Even if the Funds did have capital loss carryforwards it would not be relevant to the tax treatment of the contract holders.

The Registrant currently expects that all of the securities of Real Return Bond Trust will be sold in connection with its Reorganization. The sale of the securities will result in an estimated realized loss of $3.2 million. The Registrant estimates that approximately $250,260 in brokerage costs will be incurred in connection with Reorganization of Real Return Bond Trust (approximately 0.35% of the Fund’s net assets).

The estimated reorganization costs of $331,168 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne as follows: the Acquired Fund will bear 100% of such expenses. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by John Hancock Investment Management Services, LLC, the Funds’ investment advisor.